Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013	Apr. 28, 2013
Current Assets:
Allowance for trade receivables	$ 0	$ 0	$ 0
Allowance for other receivables	$ 0	$ 0	$ 0
Successor [Member]
Capital stock:
Common stock (in shares)	850,402,099	850,000,000
Common stock, par value (in dollars per shares)	$ 0.01	$ 0.01
Equity (Less):
Treasury stock (in shares)	0	0
Dividends payable, annual, percent	9.00%	9.00%
Preferred stock, shares issued	80,000	80,000
Preferred stock, authorized shares	80,000	80,000
Preferred stock, par value	$ 0.01	$ 0.01
Predecessor [Member]
Capital stock:
Common stock (in shares)			431,096,000
Common stock, par value (in dollars per shares)			$ 0.25
Equity (Less):
Treasury stock (in shares)			109,831,000
Dividends payable, annual, percent			0.00%
Preferred stock, shares issued			0
Preferred stock, authorized shares			0
Preferred stock, par value			$ 0